LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
LOSS PER SHARE [Abstract]
LOSS PER SHARE

NOTE 2. LOSS PER SHARE

Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period.

Diluted net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common and dilutive common equivalent shares outstanding during the period.

The computation of loss per share for the three and six month periods ended June 30, 2012 and 2011, excludes the following potentially dilutive securities because their inclusion would be anti-dilutive: 360,000 and nil, respectively of stock options; 6,750,000 and 4,582,500, respectively, of warrants outstanding; and 3,815,909 and nil, respectively, of shares of common stock (equivalent common shares) from convertible notes payable and accrued interest issued.

The loss per share is as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Numerator - net loss	$(90,132)	$(160,587)	$(189,087)	$(282,278)

Denominator for basic loss per share - weighted average shares outstanding	85,064,909	71,309,351	85,048,233	66,544,475
Dilutive effective of common equivalent shares	-	-	-	-
Denominator for dilutive loss per share - adjusted weighted average shares outstanding	85,064,909	71,309,351	85,048,233	66,544,475

Net loss per share
Basic	$(0.00)	$(0.00)	$(0.00)	$(0.00)
Diluted	$(0.00)	$(0.00)	$(0.00)	$(0.00)

NOTE 3. LOSS PER SHARE

Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common and dilutive common equivalent shares outstanding during the period.

The computation of loss per share for the year ended December 31, 2011 and for the period from October 14, 2010 (Inception) through December 31, 2010 excludes the following potentially dilutive securities because their inclusion would be anti-dilutive: 360,000 and nil, respectively, of stock options issued during those periods; 4,982,500 and 150,000, respectively, of warrants outstanding in each of those periods; and 210,480 and nil, respectively, of shares of common stock (equivalent common shares) from convertible notes payable and accrued interest issued.

The loss per share is as follows:

	Year Ended December 31, 2011	Period Ended December 31, 2010
Numerator - net loss	$(571,601)	$(50,855)
Denominator for basic loss per share - weighted average shares outstanding	68,465,720	60,300,000
Dilutive effective of shares issuable under warrants	-	-
Denominator for dilutive loss per share - adjusted weighted average shares outstanding	68,465,720	60,300,000
Net loss per share
Basic	$(0.01)	$(0.00)
Diluted	$(0.01)	$(0.00)